Share Capital - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Nov. 13, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Description on par value of share		Common shares, with no par value
Repurchase of common shares	2,278,747
Shares Repurchased for cancellation		465,713	572,825
Shares repurchased for cancellation		CAD 14.4	CAD 18.2
Reduction in share capital		3.6
Reduction in share capital and contributed surplus accounts			1.9
Charges to retained earnings		10.8	16.3
Share-based compensation expense		9.5	8.9
Expense related to fair value of options granted		4.9	4.4
Expense related to amortization of fair value of options granted		4.6	4.5
Dividends declared included in trade and other payables		CAD 14.3	CAD 12.8